Note 2 - Summary of Significant Accounting Policies - Reconciliation of Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 278	$ 0
Recognized during the year		(278)
Gains or losses from changes in fair value	444	$ 0
Balance as of December 31, 2021 (asset)	$ 166